Acquisitions (Summary of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Makerbot [Member]	Dec. 31, 2012 Objet [Member]	Dec. 31, 2011 Solidscape, Inc [Member]
Cash and cash equivalents				$ 3,405	$ 41,524	$ 540
Restricted cash					845
Short-term bank deposit					30,062
Accounts receivable						439
Accounts receivable - Trade				878	23,633
Accounts receivable - Other				923	12,477
Deferred tax assets				5,964	1,755	383
Prepaid expenses					1,011
Inventories				10,314	40,364	1,578
Other current assets						771
Property, plant and equipment				4,658	15,475	364
Goodwill				372,008	797,063	24,616
Intangible assets	168,386	490,176	19,500	168,386	490,176	19,500
Other non-current assets				7,068	2,539
Total assets acquired				573,604	1,456,924	48,191
Accounts payable & other liabilities				6,581	49,876	(1,041)
Unearned revenue				4,075	8,674	(154)
Deferred tax liabilities				69,120	51,003	(7,897)
Other non-current liabilities				178	6,474
Total liabilities assumed				79,954	116,027	(9,092)
Total purchase price	$ 493,650			$ 493,650	$ 1,340,897	$ 39,099